As filed with the Securities and Exchange Commission on February 18, 2005

Registration No. 33-16812 Investment Company Act Registration No. 811-05308

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 19	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 21	☒
(Check appropriate box or boxes.)

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
(Exact name of Registrant as Specified in Charter)
10 South Riverside Plaza
Suite 1520
Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

(312) 669-1650
(Registrant’s Telephone Number, including Area Code)

Gerald W. Perritt
10 South Riverside Plaza
Suite 1520
Chicago, Illinois 60606
(Name and Address of Agent for Services)

Copy to:
Phillip J. Hanrahan
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[    ]    immediately upon filing pursuant to paragraph (b)
[ X ]    on February 19, 2004 pursuant to paragraph (b)
[    ]    60 days after filing pursuant to paragraph (a)(1)
[    ]    on (date) pursuant to paragraph (a)(1)
[    ]    75 days after filing pursuant to paragraph (a)(2)
[    ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 18 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 21, 2004 and pursuant to Rule 485(a)(1) would have become effective on February 19, 2005.

This Post-Effective Amendment No. 19 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 18th day of February, 2005.

PERRITT MICROCAP OPPORTUNITIES
FUND, INC.

By: /s/ Michael J. Corbett
Michael J. Corbett
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Michael J. Corbett Michael J. Corbett	Principal Executive Officer	February 18, 2005
/s/ Robert A. Laatz Robert A. Laatz	Principal Financial and Accounting Officer	February 18, 2005
/s/ David S. Maglich David S. Maglich	Director	February 18, 2005
/s/ Dianne C. Click Dianne C. Click	Director	February 18, 2005
/s/ Gerald W. Perritt Gerald W. Perritt	Vice President and Director	February 18, 2005